Liberty Street Horizon Fund (Prospectus Summary) | Liberty Street Horizon Fund
SUMMARY SECTION
Investment Objective
The Liberty Street Horizon Fund (the "Fund") seeks to achieve long-term growth of capital.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in A Shares of the Fund. More information about these fees and other discounts is available from your financial professional and in the section titled "Reduced Sales
Charges - A Shares" on page 23 of the Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Liberty Street Horizon Fund (USD $)	A Shares		C Shares		Institutional Shares
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.75%	[1]	none		none
Maximum deferred sales charge (load) (as a percentage of the lesser of original purchase or redemption proceeds)	1.00%	[2]	0.75%	[3]	none
Redemption fee if redeemed within 90 days of purchase (as a percentage of amount redeemed, if applicable)	1.00%		1.00%		1.00%
Wire fee	20		20		20
Overnight check delivery fee for weekday/Saturday	20		20		20
Retirement account fees (annual maintenance and full redemption requests)	15		15		15
[1]	No initial sales charge is applied to purchases of $1 million or more.
[2]	A contingent deferred sales charge ("CDSC") of 1.00% will be charged on certain purchases of $1 million or more that are redeemed in whole or in part within 12 months of purchase.
[3]	A CDSC of 0.75% will be charged on purchases that are redeemed in whole or in part within 12 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Liberty Street Horizon Fund		A Shares	C Shares	Institutional Shares
Management fees		1.00%	1.00%	1.00%
Distribution and/or service (12b-1) fees		0.25%	0.75%	none
Other expenses		0.45%	0.45%	0.45%
Acquired fund fees and expenses		0.04%	0.04%	0.04%
Total annual fund operating expenses	[1]	1.74%	2.24%	1.49%
Fee waiver and/or expense reimbursements	[2]	(0.20%)	(0.20%)	(0.20%)
Total annual fund operating expenses after fee waiver and/or expense reimbursements	[1][2]	1.54%	2.04%	1.29%
[1]	The total annual fund operating expenses and net operating expenses do not correlate to the ratio of expenses to average net assets appearing in the financial highlights table, which reflects only the operating expenses of the Fund and does not include acquired fund fees and expenses.
[2]	The Fund's advisor has contractually agreed to waive its fees and/or absorb expenses of the Fund to ensure that total annual fund operating expenses (excluding taxes, interest, portfolio transaction expenses, and extraordinary expenses) do not exceed 1.50%, 2.00% and 1.25% of average daily net assets of the A Shares, C Shares and Institutional Shares, respectively. This agreement is in effect until August 31, 2012, and may be terminated by the Trust's Board of Trustees at any time.The Fund's advisor is permitted to seek reimbursement from the Fund of previously waived fees or expenses reimbursed to the Fund for three years from the date such fees were waived or expenses were reimbursed, provided that such reimbursement to the advisor does not cause the Fund to exceed its current expense limit or the expense limit in place at the time of such waiver or reimbursement of Fund expenses.

Example
This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that all dividend and capital gains are reinvested, and that the Fund's operating expenses (assuming fee waivers in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Liberty Street Horizon Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
A Shares	624	978	1,356	2,413
C Shares	282	681	1,182	2,559
Institutional Shares	131	451	794	1,762

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Liberty Street Horizon Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
A Shares	624	978	1,356	2,413
C Shares	207	681	1,182	2,559
Institutional Shares	131	451	794	1,762

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 33% of the average value of its portfolio.

Principal Investment Strategies
The Fund's sub-advisor is Horizon Asset Management, LLC ("Horizon" or
"Sub-Advisor"). In order to best implement its investment philosophy Horizon may allocate assets of the Fund across the following strategies. A portion of the
Fund's assets is managed using Horizon's Core Value strategy, which relies on
Horizon's in-house research to identify companies possessing under-appreciated business models, including businesses that tend to be relatively protected from severe price competition or technological obsolescence which, as a consequence,
Horizon believes can sustain high returns on equity. Selections in Core Value include companies with a variety of market capitalizations as well as companies outside the United States, although typically, the majority of stocks held in
Core Value tend to be larger U.S. companies.  In addition, portions of the
Fund's assets are managed using Horizon's Research Select and Spin-Off strategies. Research Select involves the selection of investments in the areas of catalyst driven and event driven opportunities, in distressed securities, in companies that Horizon believes have certain assets whose true values are not fully reflected on their balance sheets, and in securities with pricing anomalies and other areas of inefficiency. The Spin-Off strategy seeks to identify inefficiencies in the pricing of companies that are at transitory points in their business cycles with a particular focus on corporate divestitures, carve-outs, and other forms of corporate restructurings. The Fund may also invest in specialty stocks that Horizon believes maintain the most favorable risk/reward characteristics.

The Fund pursues its investment objective by primarily investing in U.S. and foreign equity stocks. The Fund's equity investments may include common stock, preferred stock, securities convertible into common stock, warrants, rights and other equity securities having the characteristics of common stock (such as depositary receipts). The Fund may invest in any size company, including small-
and medium-sized companies, and may invest in companies which are financially distressed. In addition, under certain market conditions, the Fund may invest in companies at the time of their initial public offering ("IPO"). The Fund's investments in foreign equity stocks may be in both developed and emerging markets.

The Fund may also invest up to 20% of its assets in fixed income securities with maturities typically between one year and ten years, which may include debt securities that are rated below investment grade, or unrated securities that
Horizon deems to be of comparable quality.

Principal Risks of Investing
Before you decide whether to invest in the Fund, carefully consider these risk factors and special considerations associated with investing in the Fund, which may cause investors to lose money.

  · Management Risk: The Fund is subject to management risk because it is an actively managed portfolio. The Sub-Advisor applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.

  · General Market Risk: An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

  · Small- and Medium-Sized Company Risk: The securities of small- or medium-sized companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger companies or the market averages in general.

  · Initial Public Offerings Risk: The Fund may purchase securities of companies in initial public offerings. Special risks associated with these securities may include limited numbers of shares available for trading, unseasoned trading, lack of investor knowledge of the companies and the companies'
    limited operating histories. These factors may contribute to substantial price volatility for the shares of these companies.

  · Distressed Securities Risk: Financially distressed securities involve considerable risk that can result in substantial or even total loss of the
    Fund's investment. It is often difficult to obtain information as to the true condition of financially distressed securities. These securities are often subject to litigation among the participants in bankruptcy or reorganization proceedings.

  · Foreign Securities Risk: The Fund's investments in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers.
    Adverse political, economic or social developments could undermine the value of the Fund's investments or prevent the Fund from realizing the full value of its investments.

  · Emerging Markets Risk: The Fund's investments in foreign issuers in developing or emerging market countries involve exposure to changes in economic and political factors. The economies of most emerging market countries are in the infancy stage of capital market development. As a result, their economic systems are still evolving and their political systems are typically less stable than those in developed economies. Emerging market countries often suffer from currency devaluation and higher rates of inflation.

  · Interest Rate Risk: Changes in interest rates will affect the value of a
    Fund's investments in fixed income securities and preferred stocks.

  · Lower-Rated Securities Risk: Debt securities rated below investment grade
    (often called "junk bonds") generally have greater credit risk than higher-rated securities. Companies issuing high yield, fixed-income securities are less financially strong, are more likely to encounter financial difficulties and are more vulnerable to changes in the economy than those companies with higher credit ratings.

  · Non-Diversification Risk: The Fund is non-diversified, which means the Fund may focus its investments in the securities of a comparatively small number of issuers. Investment in securities of a limited number of issuers exposes the
    Fund to greater market risk and potential losses than if its assets were diversified among the securities of a greater number of issuers.

Performance
The performance information provided below indicates some of the risks of investing in the Fund by comparing the Fund with the performance of a broad-based market index. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Sales loads are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown. The predecessor to the Fund
(the "Predecessor Fund") commenced operations on May 4, 2007. Effective as of the close of business on October 9, 2009, the Predecessor Fund reorganized into the Fund. Performance results for the period prior to October 9, 2009, are for the Predecessor Fund.

Annual Total Return for Institutional Shares - For each calendar year at NAV

The year-to-date total return for the Institutional Shares class as of June 30,
2011 was 4.15%.

Institutional Shares
Highest Calendar Qtr Return at             Quarter Ended
NAV (non-annualized):             24.53%      6/30/09
Lowest Calendar Qtr Return at              Quarter Ended
NAV (non-annualized):            (29.16)%     12/31/08

Average Annual Total Returns (for the Periods Ended December 31, 2010)
Average Annual Total Returns Liberty Street Horizon Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 3 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
A Shares	A Shares Return Before Taxes	16.06%	(14.15%)	(8.78%)	May 04, 2007
C Shares	C Shares Return Before Taxes	15.52%	(14.62%)	(9.54%)	May 24, 2007
Institutional Shares	Institutional Shares Return Before Taxes	16.49%	(13.98%)	(11.07%)	Jul. 11, 2007
Institutional Shares After Taxes on Distributions	Institutional Shares Return After Taxes on Distributions	15.95%	(14.23%)	(11.31%)	Jul. 11, 2007
Institutional Shares After Taxes on Distributions and Sales	Institutional Shares Return After Taxes on Distributions and Sale of Fund Shares	11.42%	(11.61%)	(9.20%)	Jul. 11, 2007
S&P 500 Index	S&P 500 Index (reflects no deduction for fees, expenses or taxes)	15.06%	(2.85%)	(3.16%)	Jul. 11, 2007

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts. This Fund is a multiple class fund that offers more than one class in this prospectus; after-tax returns are shown for Institutional Shares and after-tax returns for other classes will vary.